Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Balance - beginning of period	$ 666	$ 647
Balance - end of period	988	666	$ 647
Cost
Right-of-use assets
Balance - beginning of period	1,043	851	722
Additions through business combinations	263
Additions - separately acquired	245	191	173
Disposals and other movements	(23)	(29)	(50)
Exchange adjustments	(41)	30	6
Balance - end of period	1,487	1,043	851
Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(377)	(204)
Depreciation charge for the year	235	215	207
Impairment charge			4
Disposals and other movements	96	54	8
Exchange adjustments	17	(12)	(1)
Balance - end of period	(499)	(377)	(204)
Land and buildings
Right-of-use assets
Balance - beginning of period	488	495
Balance - end of period	807	488	495
Land and buildings | Cost
Right-of-use assets
Balance - beginning of period	735	627	580
Additions through business combinations	255
Additions - separately acquired	145	87	85
Disposals and other movements	25		(44)
Exchange adjustments	(27)	21	6
Balance - end of period	1,133	735	627
Land and buildings | Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(247)	(132)
Depreciation charge for the year	144	131	130
Impairment charge			4
Disposals and other movements	54	24	3
Exchange adjustments	11	(8)	(1)
Balance - end of period	(326)	(247)	(132)
Motor vehicles
Right-of-use assets
Balance - beginning of period	155	138
Balance - end of period	167	155	138
Motor vehicles | Cost
Right-of-use assets
Balance - beginning of period	272	202	124
Additions through business combinations	8
Additions - separately acquired	98	89	85
Disposals and other movements	(44)	(27)	(7)
Exchange adjustments	(13)	8
Balance - end of period	321	272	202
Motor vehicles | Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(117)	(64)
Depreciation charge for the year	85	75	70
Disposals and other movements	42	26	6
Exchange adjustments	6	(4)
Balance - end of period	(154)	(117)	(64)
Other assets
Right-of-use assets
Balance - beginning of period	23	14
Balance - end of period	14	23	14
Other assets | Cost
Right-of-use assets
Balance - beginning of period	36	22	18
Additions - separately acquired	2	15	3
Disposals and other movements	(4)	(2)	1
Exchange adjustments	(1)	1
Balance - end of period	33	36	22
Other assets | Depreciation, amortisation and impairment
Right-of-use assets
Balance - beginning of period	(13)	(8)
Depreciation charge for the year	6	9	7
Disposals and other movements		4	(1)
Balance - end of period	$ (19)	$ (13)	$ (8)